SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of net income (loss) per ordinary share
At September 30, 2021 and December 31, 2020, the Class A Ordinary shares reflected in the condensed balance sheet are reconciled in the following table:

Gross proceeds	$517,500,000
Less:
Proceeds allocated to Public Warrants	$(24,150,000)
Class A ordinary shares issuance costs	(28,115,576)
Plus:
Accretion of carrying value to redemption value	$52,265,576

Class A ordinary shares subject to possible redemption	$517,500,000

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Period from February 11, 2020 (Inception) Through December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(21,462,531)	$(8,452,217)
Denominator:
Basic and diluted weighted average shares outstanding	31,145,833	12,265,625
Basic and diluted net loss per ordinary share	$(0.69)	$(0.69)

Schedule of condensed balance sheet are reconciled table
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Three Months Ended September 30, 2020		Nine Months Ended September 30, 2021		For the Period from February 11, 2020 (Inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$4,879,751	$1,219,938	$(755,017)	$(188,754)	$19,169,660	$4,792,415	$(6,196,313)	$(3,236,129)
Denominator:
Basic and diluted weighted average shares outstanding	51,750,000	12,937,500	51,750,000	12,937,500	51,750,000	12,937,500	22,975,216	11,999,192

Basic and diluted net income (loss) per ordinary share	$0.09	$0.09	$(0.01)	$(0.01)	$0.37	$0.37	$(0.27)	$(0.27)

At December 31, 2020, the Class A ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$517,500,000
Less:
Proceeds allocated to Public Warrants	(24,150,000)
Class A ordinary shares issuance costs	(28,115,576)
Plus:
Accretion of carrying value to redemption value	52,265,576

Class A ordinary shares subject to possible redemption	$517,500,000